Income Taxes - Changes in valuation allowance for deferred tax assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Income Tax [Abstract]
Increase (decrease) of valuation allowances of certain foreign subsidiaries	¥ 83,838		¥ 53,851		¥ 51,706
Reduction of valuation allowances related to to valuation of financial instruments	3,238		4,928		13,575
Total, Net change during the year	¥ 80,600	[1]	¥ 48,923	[2]	¥ 38,131	[3]

[1]	Primarily includes an increase of ¥83,838 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥3,238 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥80,600 million of allowances increased.
[2]	Primarily includes an increase of ¥53,851 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥4,928 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥48,923 million of allowances increased.
[3]	Primarily includes an increase of ¥51,706 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥13,575 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of operating loss carryforwards. In total, ¥38,131 million of allowances increased.